Financial Income and Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Financial Income and Expenses

22. FINANCIAL INCOME AND EXPENSES

Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2024	December 31, 2023	December 31, 2022
Financial income
Fair value adjustment of the put option		—	—	2,002
Fair value gain on financial investments		1,932	1,127	280
Fair Value of derivative		—	191	15
Other finance income		13	154	10
Total financial income		1,945	1,472	2,307
Financial expenses
Interest and fees on bank loans	13	19,957	13,791	3,711
Interest on leases	9	1,911	1,341	1,267
Fair value loss on financial investments		—	—	1,343
Impairment of financial investments		—	—	1,411
Fair value of derivative		101	—	—
Financial expenses from provisions update	17	1,669	—	—
Other finance costs		42	115	266
Total financial expenses		23,680	15,247	7,998

(In thousand Euros)	December 31, 2024	December 31, 2023	December 31, 2022
Exchange differences	(4,044)	1,466	(3,618)
Total	(4,044)	1,466	(3,618)

On July 27, 2022, Wallbox Chargers, S.L.U. acquired the remaining 49% of share capital of Electromaps, S.L.U., resulting in ownership of 100% of its share capital as of that date, for purchase consideration of Euros 1,799 thousand. The transaction resulted in recognition of a gain on the settlement of the associated financial liability totaling Euros 2,002 thousand, which was recorded as financial income in the statement of profit or loss. The payment of the consideration was made through a cash payment of Euros 150 thousand on July 29, 2022 and Euros 150 thousand on August 30, 2022. The remaining amount was paid through the issuance of 163,861 Class A shares of Wallbox NV whose nominal value is Euros 0.12 per share.